ASSETS HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of sale of assets
Net Equity		R$ 71,394,146	R$ 56,008,948	R$ 42,752,532	R$ 44,064,927
Main assets and liabilities of distributors
(-) Cash and cash equivalents		335,307	583,352	792,252	327,198
Loans and financing		14,276,816	13,874,941
Reimbursement rights		5,464,005	6,256,311
FIXED ASSETS		33,315,874	32,370,392	27,965,837	26,812,925
INTANGIBLE ASSETS		655,041	649,650	749,762	761,739
TOTAL ASSETS		177,466,715	181,210,208
Loans and financing		47,899,595	54,372,798
Provisions for Onerous contracts		R$ 3,913	R$ 9,436	12,048
Chapada do Piaui I Holding S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Chapada do Piaui II Holding S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Vam Cruz I Participacoes S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Geradora e Comercializadora de Energia Eletrica S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Companhia de Transmissao Centroeste de Minas S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Luziania-Niquelandia Transmissora S.A.
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.00%
Manaus Transmissora
Information of Special Purpose Entities (SPEs)
Shareholding (in percent)	49.50%
AMAZONAS D
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital			100.00%
CEAL
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital			100.00%
Santa Vitoria do Palmar Holding S.A. and Chui Holding S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital	78.00%
Eolica Hermenegildo I S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital	99.99%
Eolica Hermenegildo II S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital	99.99%
Eolica Hermenegildo III S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital	99.99%
Eolica Chui IX S.A.
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital	99.99%
Santa Vitoria do Palmar
Information of Special Purpose Entities (SPEs)
Percentage of the distributor's capital		78.00%	78.00%
Generation
Main assets and liabilities of distributors
INTANGIBLE ASSETS		R$ 303,235	R$ 68,990	185,521	151,877
Transmission
Main assets and liabilities of distributors
INTANGIBLE ASSETS		2,092	15,929	83,837	83,837
Provisions for Onerous contracts			184,587	184,587
Distribution
Main assets and liabilities of distributors
INTANGIBLE ASSETS				R$ 77,665	R$ 106,249
Eliminations | Generation
Main assets and liabilities of distributors
Customers		(2,457)
Investments		(1,055,658)	(942,043)
Other assets		(138)
TOTAL ASSETS		(1,058,253)	(942,043)
Suppliers		(361)	(388)
AFAC			(11,834)
Other liabilities			(29,400)
TOTAL LIABILITIES		(361)	(41,622)
Eliminations | Transmission
Main assets and liabilities of distributors
Investments			(41,434)
TOTAL ASSETS			(41,434)
Suppliers			(6,175)
Other liabilities			(5,642)
TOTAL LIABILITIES			(11,817)
Assets and liabilities classified as held for sale
Main assets and liabilities of distributors
TOTAL ASSETS		3,543,519	15,424,359
TOTAL LIABILITIES		1,692,708	10,294,967
Assets and liabilities classified as held for sale | Generation
Main assets and liabilities of distributors
(-) Cash and cash equivalents		116,873	109,972
Customers		22,377	27,591
Taxes and social contributions		12,466	8,794
FIXED ASSETS		2,299,696	2,258,750
INTANGIBLE ASSETS		90,709	90,709
Investments		217,240	515,691
Other assets		384,990	353,701
TOTAL ASSETS		3,144,351	3,365,208
Suppliers		10,720	12,979
Loans and financing		1,277,642	1,336,234
Taxes and social contributions		4,310	4,326
Provisions for contingencies		439	2,225
AFAC		173,749
Other liabilities		225,848	335,981
TOTAL LIABILITIES		1,692,708	1,691,745
Assets and liabilities classified as held for sale | Generation | Santa Vitoria do Palmar Holding S.A. and Chui Holding S.A.
Main assets and liabilities of distributors
(-) Cash and cash equivalents		74,878
Customers		22,342
Taxes and social contributions		1,712
FIXED ASSETS		1,619,270
INTANGIBLE ASSETS		53,430
Other assets		229,174
TOTAL ASSETS		2,000,806
Suppliers		2,545
Loans and financing		863,213
Taxes and social contributions		1,871
Provisions for contingencies		439
AFAC		173,749
Other liabilities		136,527
TOTAL LIABILITIES		1,178,344
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo I S.A.
Main assets and liabilities of distributors
(-) Cash and cash equivalents		14,922	13,230
Customers		2,464	1,464
Taxes and social contributions		3,095	2,087
FIXED ASSETS		217,617	193,430
INTANGIBLE ASSETS		11,917	11,916
Other assets		46,596	51,702
TOTAL ASSETS		296,611	273,829
Suppliers		1,719	403
Loans and financing		132,254	138,891
Taxes and social contributions		785	491
Provisions for contingencies			516
Other liabilities		28,339	25,548
TOTAL LIABILITIES		163,097	165,849
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo II S.A.
Main assets and liabilities of distributors
(-) Cash and cash equivalents		13,218	10,460
Customers		17	1,311
Taxes and social contributions		3,413	2,402
FIXED ASSETS		216,017	191,613
INTANGIBLE ASSETS		11,477	11,477
Other assets		49,834	54,777
TOTAL ASSETS		293,976	272,040
Suppliers		3,134	425
Loans and financing		131,860	138,939
Taxes and social contributions		773	462
Provisions for contingencies			528
Other liabilities		25,095	23,188
TOTAL LIABILITIES		160,862	163,542
Assets and liabilities classified as held for sale | Generation | Eolica Hermenegildo III S.A.
Main assets and liabilities of distributors
(-) Cash and cash equivalents		8,523	5,894
Customers		8	1,409
Taxes and social contributions		3,202	2,351
FIXED ASSETS		185,971	165,564
INTANGIBLE ASSETS		10,221	10,222
Other assets		46,193	49,718
TOTAL ASSETS		254,118	235,158
Suppliers		2,569	341
Loans and financing		112,341	118,373
Taxes and social contributions		635	420
Provisions for contingencies			501
AFAC			11,834
Other liabilities		26,332	23,924
TOTAL LIABILITIES		141,877	155,393
Assets and liabilities classified as held for sale | Generation | Eolica Chui IX S.A.
Main assets and liabilities of distributors
(-) Cash and cash equivalents		5,332	3,669
Customers		3	433
Taxes and social contributions		1,044	725
FIXED ASSETS		60,821	54,408
INTANGIBLE ASSETS		3,664	3,664
Other assets		13,331	14,626
TOTAL ASSETS		84,195	77,525
Suppliers		1,114	124
Loans and financing		37,974	40,014
Taxes and social contributions		246	151
Other liabilities		9,555	8,597
TOTAL LIABILITIES		48,889	48,886
Assets and liabilities classified as held for sale | Generation | Chesf
Main assets and liabilities of distributors
Investments		125,816	175,651
TOTAL ASSETS		125,816	175,651
Assets and liabilities classified as held for sale | Generation | Santa Vitoria do Palmar
Main assets and liabilities of distributors
(-) Cash and cash equivalents			76,719
Customers			22,974
Taxes and social contributions			1,229
FIXED ASSETS			1,653,735
INTANGIBLE ASSETS			53,430
Other assets			182,878
TOTAL ASSETS			1,990,965
Suppliers			12,074
Loans and financing			900,017
Taxes and social contributions			2,802
Provisions for contingencies			680
Other liabilities			284,124
TOTAL LIABILITIES			1,199,697
Assets and liabilities classified as held for sale | Transmission
Main assets and liabilities of distributors
(-) Cash and cash equivalents			1,999
Customers			3,030
Financial assets			65,333
Investments			718,865
Other assets			999
TOTAL ASSETS		399,168	790,226
Suppliers			166
Taxes and social contributions			107
Other liabilities			4,026
TOTAL LIABILITIES			4,299
Assets and liabilities classified as held for sale | Transmission | Companhia de Transmissao Centroeste de Minas S.A.
Main assets and liabilities of distributors
TOTAL ASSETS		18,737
Assets and liabilities classified as held for sale | Transmission | Luziania-Niquelandia Transmissora S.A.
Main assets and liabilities of distributors
TOTAL ASSETS		31,182
Assets and liabilities classified as held for sale | Transmission | Manaus Transmissora
Main assets and liabilities of distributors
TOTAL ASSETS		349,249
Assets and liabilities classified as held for sale | Transmission | Uirapuru Transmissora de Energia S.A. (UIRAPURU)
Main assets and liabilities of distributors
(-) Cash and cash equivalents			1,999
Customers			3,030
Financial assets			65,333
Other assets			999
TOTAL ASSETS			71,361
Suppliers			6,341
Taxes and social contributions			107
Other liabilities			9,668
TOTAL LIABILITIES			16,116
Assets and liabilities classified as held for sale | Distribution
Main assets and liabilities of distributors
TOTAL ASSETS			11,268,925
TOTAL LIABILITIES			8,598,923
Parent | Assets and liabilities classified as held for sale | Generation
Main assets and liabilities of distributors
Investments		1,147,082	1,282,083
TOTAL ASSETS		R$ 1,147,082	1,282,083
Parent | Assets and liabilities classified as held for sale | Transmission
Main assets and liabilities of distributors
Investments			760,299
TOTAL ASSETS			R$ 760,299